Employee Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Employee benefits

6. Employee benefits

	Nine months ended
	September 30, 2018	September 30, 2017
Salaries	2,119,880	2,971,707
Pension costs	302,748	277,554
Share based compensation expense	108,399	259,561
Other employee costs and social benefits	91,225	251,000
Total employee benefits	2,622,252	3,759,822

18. Employee benefits

	December 31, 2017	December 31, 2016	December 31, 2015
Salaries	3,761,171	3,662,180	2,833,741
Pension costs	378,588	342,805	282,517
Other social benefits	277,468	301,537	191,079
Share based payments costs	354,851	290,783	311,671
Recruitment costs	125,731	391,035	—
Other personnel expenditures	(26,439)	40,827	24,557
Total employee benefits	4,871,370	5,029,167	3,643,565

Benefit plans

The Company participates in a retirement plan (the “Plan”) organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular, also for defining the financing of the pension benefits.

The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse’s pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.75% in 2015, 1.25% in 2016 and 1.00% in 2017.

The assets are invested by the collective foundation in a diversified portfolio that respects the requirements of the Swiss BVG. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation

	2017	2016
Defined benefit obligation at January 1	7,122,841	5,427,776
Service costs	348,172	319,173
Plan participants’ contribution	236,074	218,275
Interest cost	50,494	62,916
Actuarial losses	60,781	417,937
Transfer-out amounts	(440,950)	(1,276,315)
Transfer-in amounts of new employees	622,205	1,953,079
Defined benefit obligation at December 31	7,999,617	7,122,841

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2017 is 20.9 years (2016: 21.7 years).

Change in fair value of plan assets

	2017	2016
Fair value of plan assets at January 1	5,030,407	3,851,943
Interest income	37,500	47,994
Return on plan assets excluding interest income	332,759	23,835
Employer contributions	236,074	220,306
Plan participants’ contributions	236,074	218,275
Transfer-out amounts	(440,950)	(1,276,315)
Transfer-in amounts of new employees	622,205	1,953,079
Administration expense	(17,422)	(8,710)
Fair value of plan assets at December 31	6,036,647	5,030,407

Net defined benefit liability recognized in the statement of financial position

	December 31, 2017	December 31, 2016
Present value of funded defined benefit obligation	7,999,617	7,122,841
Fair value of plan assets	(6,036,647)	(5,030,407)
Net defined benefit liability	1,962,970	2,092,434

Defined Benefit Cost

	2017	2016	2015
Service cost	348,172	319,173	261,778
Net interest expense	12,994	14,922	14,873
Administration expense	17,422	8,710	5,866
Total defined costs for the year recognized in profit or loss	378,588	342,805	282,517

Remeasurement of the Defined Benefit Liability

	2017	2016	2015
Actuarial loss (gain) arising from changes in financial assumption	(150,552)	412,396	(167,623)
Actuarial loss arising from experience adjustments	211,331	264,417	175,375
Actuarial gain arising from demographic assumptions	—	(258,876)	—
Return on plan assets excluding interest income	(332,759)	(23,835)	46,164
Total defined benefit cost for the year recognized in the other comprehensive loss	(271,980)	394,102	53,916

Assumptions

	2017	2016	2015
At December 31
Discount rate	0.80%	0.70%	1.10%
Future salary increase	1.10%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG 2010G

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31,
	2017	2016
Change in assumption	0.25 % increase	0.25 % increase
Discount rate	(354,477)	(324,057)
Salary increase	49,707	42,181
Pension indexation	189,965	201,221
Change in assumption	+ 1 year	+ 1 year
Life expectancy	182,977	167,161